Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                December 19, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 62
                       (File No. 333-129403) (CIK 1342600)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 16, 2005.

                                Very truly yours,

                                Advisor's Disciplined Trust 62

                                By:  Fixed Income Securities, L.P.


                                By        /s/ ALEX R MEITZNER
                                  ------------------------------------
                                            Alex R. Meitzner
                                           Managing Director